Employee Costs (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Components of Employee Costs

		For the year ended December 31,
		2024	2023
	Note	$	$
Wages, salaries, and benefits		4,238.9	3,654.5
Contingent employment payments	6.c	6.6	19.5
Pension costs		126.7	108.0
Net share-based compensation	22	43.0	60.1
Total employee costs		4,415.2	3,842.1
Direct labor		2,670.9	2,321.5
Indirect labor		1,744.3	1,520.6
Total employee costs		4,415.2	3,842.1